Goodwill (Details Narrative)	Nov. 01, 2024 USD ($)	Nov. 01, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Nov. 01, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Goodwill			$ 97,695	¥ 708,942		¥ 0
Hangzhou Dazhika [Member]
DisclosureLineElements [Line Items]
Equity Method Investment, Ownership Percentage	100.00%				100.00%
Total consideration paid for acquisition	$ 125,401	¥ 910,000
Net identifiable assets acquired	27,706				¥ 201,058
Goodwill	$ 97,695				¥ 708,942